Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of impact on the Financial Statements on adoption of IFRS 16
The adoption of IFRS 16 had a material impact on the Group’s Consolidated Financial Statements and certain key financial metrics, which is quantified and further explained in the table overleaf.

Primary statement line item / financial metric

As at 1 January 2019 € m
Consolidated Balance Sheet
Property, plant and equipment (i) (ii)	+1,939
Lease liabilities; net debt (i) (ii)	+1,954

For the year ended 31 December 2019 € m
Consolidated Income Statement
Depreciation (i)	+334
Finance costs	+69
EPS (i) (iii)	-3c

Consolidated Statement of Cash Flows
Net cash flow from operating activities	+317
Net cash flow from financing activities	-317

(i)
The operating profit and depreciation impact of IFRS 16 on discontinued operations included above are +
€
4 million and +
€
63 million respectively for the year ended 31 December 2019. The right-of-use
asset and discounted lease liability related to discontinued operations are
€
398 million as at 1 January 2019.

(ii)
The impact of the adoption of IFRS 16 on property, plant and equipment and net debt is net of existing finance leases (
€
23 million at 31 December 2018) which have been recorded as part of the right-of-use
assets and lease liabilities at their previous carrying amounts on 1 January 2019.

(iii)
The impact of the adoption of IFRS 16 on operating profit for the year ended 31 December 2019 is
€
0.05 billion and has been calculated based only on the portfolio of leases which existed at 1 January 2019.

Summary of difference between operating lease commitments and lease liabilities under IFRS 16
A reconciliation of the operating lease commitment previously reported under IAS 17 to the discounted lease liability as at 1 January 2019 under IFRS 16 is as follows:

As at 1 January 2019 € m
Operating lease commitment under IAS 17	1,911
Lease extensions beyond break date	632
Leases that are cancellable at any time	35
Existing IAS 17 finance leases (i)	23
Other lease payments not included in discounted lease liability under IFRS 16 (ii)	(108)
Undiscounted lease liability under IFRS 16	2,493
Less impact of discounting	(516)
Discounted lease liability under IFRS 16	1,977

(i)	Existing IAS 17 finance leases are presented at discounted amounts as the impact of discounting on these leases is not considered material.

(ii)
Other lease payments not included in the discounted lease liability under IFRS 16 include payments related to short-term and low-value
leases which were included in the operating lease commitment under IAS 17 but are exempt from capitalisation under IFRS 16.

Schedule of foreign exchange rates
The principal exchange rates used for the translation of results, cash flows and balance sheets into euro were as follows:

	Average			Year-end
euro 1 =	2019	2018	2017	2019	2018
Brazilian Real	4.4134	4.3085	3.6054	4.5157	4.4440

Canadian Dollar	1.4855	1.5294	1.4647	1.4598	1.5605

Chinese Renminbi	7.7355	7.8081	7.6290	7.8205	7.8751

Hungarian Forint	325.2967	318.8897	309.1933	330.5300	320.9800

Indian Rupee	78.8361	80.7332	73.5324	80.1870	79.7298

Philippine Peso	57.9851	62.2101	56.9734	56.9000	60.1130

Polish Zloty	4.2976	4.2615	4.2570	4.2568	4.3014

Pound Sterling	0.8778	0.8847	0.8767	0.8508	0.8945

Romanian Leu	4.7453	4.6540	4.5688	4.7830	4.6635

Serbian Dinar	117.8377	118.2302	121.3232	117.8237	118.3157

Swiss Franc	1.1124	1.1550	1.1117	1.0854	1.1269

Ukrainian Hryvnia	28.8881	32.0987	30.0341	26.7377	31.6900

US Dollar	1.1195	1.1810	1.1297	1.1234	1.1450